		•	Pacific Select Fund
June 30, 2006		•	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations .	B-6
Statements of Changes in Net Assets	B-11
Financial Highlights .	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Special Meetings of Shareholders	F-10
Where to Go for More Information	F-11

     The 2006 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2006 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

					American	American
	International	International	Diversified		Funds®	Funds®		Short	Concentrated
	Value	Small-Cap	Research	Equity	Growth-Income	Growth	Technology	Duration Bond	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
International Value Portfolio	$242,822
International Small-Cap Portfolio		$9,142
Diversified Research Portfolio			$73,417
Equity Portfolio				$44,063
American Funds® Growth-Income Portfolio					$44,941
American Funds® Growth Portfolio						$35,733
Technology Portfolio							$16,882
Short Duration Bond Portfolio								$42,084
Concentrated Growth Portfolio									$5,945
Receivables:
Due from Pacific Life Insurance Company	—	12	31	25	26	19	54	11	—
Fund shares redeemed	323	—	—	—	—	—	—	—	2

Total Assets	243,145	9,154	73,448	44,088	44,967	35,752	16,936	42,095	5,947

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	323	—	—	—	—	—	—	—	2
Fund shares purchased	—	12	31	25	26	19	54	11	—

Total Liabilities	323	12	31	25	26	19	54	11	2

NET ASSETS	$242,822	$9,142	$73,417	$44,063	$44,941	$35,733	$16,882	$42,084	$5,945

Units Outstanding	8,569	1,022	5,419	3,483	3,942	2,913	2,656	4,001	1,321

Accumulation Unit Value	$28.34	$8.95	$13.55	$12.65	$11.40	$12.27	$6.35	$10.52	$4.50

Cost of Investments	$171,941	$10,254	$64,543	$38,753	$43,860	$32,988	$14,507	$42,912	$5,423

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Equity
	Bond	LT	30	Sciences	Value	Growth	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account	Account	Account

ASSETS
Investments:
Diversified Bond Portfolio	$8,411
Growth LT Portfolio		$282,752
Focused 30 Portfolio			$22,429
Health Sciences Portfolio				$16,225
Mid-Cap Value Portfolio					$180,940
Large-Cap Growth Portfolio (1)						$54,161
Capital Opportunities Portfolio							$10,460
International Large-Cap Portfolio								$150,135
Equity Index Portfolio									$490,913
Receivables:
Due from Pacific Life Insurance Company	4	17	—	6	214	62	11	—	—
Fund shares redeemed	—	—	—	—	—	—	—	274	87

Total Assets	8,415	282,769	22,429	16,231	181,154	54,223	10,471	150,409	491,000

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	—	274	87
Fund shares purchased	4	17	—	6	214	62	11	—	—

Total Liabilities	4	17	—	6	214	62	11	274	87

NET ASSETS	$8,411	$282,752	$22,429	$16,225	$180,940	$54,161	$10,460	$150,135	$490,913

Units Outstanding	840	7,142	2,033	1,364	7,965	7,696	1,239	14,648	10,225

Accumulation Unit Value	$10.02	$39.59	$11.03	$11.90	$22.72	$7.04	$8.44	$10.25	$48.01

Cost of Investments	$8,455	$274,076	$18,570	$15,347	$166,812	$56,301	$9,776	$117,638	$469,159

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$281,436
Fasciano Small Equity Portfolio		$39,570
Small-Cap Value Portfolio			$56,734
Multi-Strategy Portfolio				$104,384
Main Street® Core Portfolio					$144,697
Emerging Markets Portfolio						$100,866
Managed Bond Portfolio							$326,287
Inflation Managed Portfolio								$153,324
Money Market Portfolio									$237,261
Receivables:
Due from Pacific Life Insurance Company	339	—	214	—	—	106	—	35	—
Fund shares redeemed	—	—	—	2	12	—	175	—	445

Total Assets	281,775	39,570	56,948	104,386	144,709	100,972	326,462	153,359	237,706

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	2	12	—	175	—	445
Fund shares purchased	339	—	214	—	—	106	—	35	—

Total Liabilities	339	—	214	2	12	106	175	35	445

NET ASSETS	$281,436	$39,570	$56,734	$104,384	$144,697	$100,866	$326,287	$153,324	$237,261

Units Outstanding	15,940	2,969	2,844	2,344	3,055	5,096	8,809	4,119	11,177

Accumulation Unit Value	$17.66	$13.33	$19.95	$44.53	$47.37	$19.79	$37.04	$37.22	$21.23

Cost of Investments	$225,872	$31,218	$57,468	$94,349	$124,518	$79,884	$342,863	$169,887	$237,535

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	High Yield	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Value	Comstock	Growth	Estate	Cap Value	Variable	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account	Account	Account
	Account	Account	Account	Account	Account	Account	I	II	III	V

ASSETS
Investments:
High Yield Bond Portfolio	$65,310
Large-Cap Value Portfolio		$141,062
Comstock Portfolio			$48,244
Mid-Cap Growth Portfolio				$49,857
Real Estate Portfolio					$103,831
VN Small-Cap Value Portfolio						$4,223
Brandes International Equity Fund							$87,138
Turner Core Growth Fund								$32,426
Frontier Capital Appreciation Fund									$44,298
Business Opportunity Value Fund										$20,725
Receivables:
Due from Pacific Life Insurance Company	913	49	79	163	—	—	26	33	15	12
Fund shares redeemed	—	—	—	—	101	—	—	—	—	—

Total Assets	66,223	141,111	48,323	50,020	103,932	4,223	87,164	32,459	44,313	20,737

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	101	—	—	—	—	—
Fund shares purchased	913	49	79	163	—	—	26	33	15	12

Total Liabilities	913	49	79	163	101	—	26	33	15	12

NET ASSETS	$65,310	$141,062	$48,244	$49,857	$103,831	$4,223	$87,138	$32,426	$44,298	$20,725

Units Outstanding	1,803	9,453	4,222	6,179	2,854	335	2,873	1,526	1,395	1,467

Accumulation Unit Value	$36.23	$14.92	$11.43	$8.07	$36.38	$12.59	$30.33	$21.25	$31.75	$14.13

Cost of Investments	$67,785	$131,098	$49,200	$47,165	$74,134	$4,037	$69,668	$26,855	$39,052	$21,773

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)
(In thousands, except accumulation unit values)

	Fidelity® VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Mercury Basic	Mercury Global	T. Rowe Price	T. Rowe Price	Van Eck
	Contrafund®	Growth	Mid Cap	Value Strategies	Value V.I.	Allocation V.I.	Blue Chip Growth	Equity Income	Worldwide
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Fund Class III	Fund Class III	Portfolio - II	Portfolio - II	Hard Assets Fund
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Fidelity® VIP Contrafund® Service Class 2	$22,810
Fidelity VIP Growth Service Class 2		$365
Fidelity VIP Mid Cap Service Class 2			$13,905
Fidelity VIP Value Strategies Service Class 2				$567
Mercury Basic Value V.I. Fund Class III					$642
Mercury Global Allocation V.I. Fund Class III						$3,179
T. Rowe Price Blue Chip Growth Portfolio — II							$1,301
T. Rowe Price Equity Income Portfolio — II								$12,487
Van Eck Worldwide Hard Assets Fund									$34,558
Receivables:
Due from Pacific Life Insurance Company	—	—	—	4	19	—	—	—	—
Fund shares redeemed	62	—	26	—	—	19	—	180	288

Total Assets	22,872	365	13,931	571	661	3,198	1,301	12,667	34,846

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	62	—	26	—	—	19	—	180	288
Fund shares purchased	—	—	—	4	19	—	—	—	—

Total Liabilities	62	—	26	4	19	19	—	180	288

NET ASSETS	$22,810	$365	$13,905	$567	$642	$3,179	$1,301	$12,487	$34,558

Units Outstanding	1,910	34	1,124	52	60	272	123	1,154	2,078

Accumulation Unit Value	$11.94	$10.64	$12.37	$10.92	$10.72	$11.67	$10.58	$10.82	$16.63

Cost of Investments	$22,526	$366	$14,324	$603	$644	$3,018	$1,320	$12,361	$31,496

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

					American Funds
	International	International	Diversified		Growth-	American Funds		Short	Concentrated
	Value	Small-Cap	Research	Equity	Income	Growth	Technology	Duration Bond	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$103	$—	$—	$7	$4	$3	$—	$828	$—

Net Investment Income	103	—	—	7	4	3	—	828	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	4,393	—	893	1,863	49	590	370	(124)	120
Realized gain distributions	—	—	—	—	94	18	—	—	—

Realized Gain (Loss)	4,393	—	893	1,863	143	608	370	(124)	120

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,041	(1,113)	1,697	(878)	229	(33)	114	(153)	(186)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,537	($1,113)	$2,590	$992	$376	$578	$484	$551	($66)

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Equity
	Bond	LT	30	Sciences	Value	Growth	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account (2)	Account	Account	Account

INVESTMENT INCOME
Dividends	$49	$1,015	$16	$—	$29	$3	$15	$41	$—

Net Investment Income	49	1,015	16	—	29	3	15	41	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1)	(13,373)	809	477	3,605	104	94	5,103	(7,101)
Realized gain distributions	—	—	—	643	13,762	—	—	4,435	7,000

Realized Gain (Loss)	(1)	(13,373)	809	1,120	17,367	104	94	9,538	(101)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(44)	12,347	845	(1,478)	(11,878)	(5,550)	49	5,997	13,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4	($11)	$1,670	($358)	$5,518	($5,443)	$158	$15,576	$13,212

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$590	$6	$2	$—	$4	$162	$5,559	$2,540	$4,199

Net Investment Income	590	6	2	—	4	162	5,559	2,540	4,199

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	8,332	2,616	579	626	(1,601)	7,634	8	(712)	(9)
Realized gain distributions	—	—	10,033	—	—	17,327	—	4,935	—

Realized Gain (Loss)	8,332	2,616	10,612	626	(1,601)	24,961	8	4,223	(9)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,027	(1,033)	(5,373)	(1,017)	6,549	(25,347)	(6,988)	(9,469)	(42)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,949	$1,589	$5,241	($391)	$4,952	($224)	($1,421)	($2,706)	$4,148

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	High Yield	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Value	Comstock	Growth	Estate	Cap Value	Variable	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account	Account	Account
	Account	Account	Account	Account	Account	Account	I	II	III	V

INVESTMENT INCOME
Dividends	$2,591	$61	$4	$—	$463	$—	$1	$—	$—	$—

Net Investment Income	2,591	61	4	—	463	—	1	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	9	4,142	308	3,084	2,811	60	1,197	887	1,773	173
Realized gain distributions	—	8,085	2,797	—	8,629	22	2,473	—	277	1,066

Realized Gain	9	12,227	3,105	3,084	11,440	82	3,670	887	2,050	1,239

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,331)	(6,420)	(1,754)	(4,002)	1,312	141	4,344	(484)	1,408	(1,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,269	$5,868	$1,355	($918)	$13,215	$223	$8,015	$403	$3,458	($44)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)
(In thousands)

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Mercury Basic	Mercury Global	T. Rowe Price	T. Rowe Price	Van Eck
	Contrafund	Growth	Mid Cap	Value Strategies	Value V.I.	Allocation V.I.	Blue Chip Growth	Equity Income	Worldwide
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Fund Class III	Fund Class III	Portfolio - II	Portfolio - II	Hard Assets Fund
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends (1)	$101	$1	$33	$1	$—	$—	$—	$75	$10

Net Investment Income	101	1	33	1	—	—	—	75	10

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	698	2	(988)	(13)	1	97	9	23	935
Realized gain distributions	244	—	2,155	65	2	—	—	45	848

Realized Gain (Loss)	942	2	1,167	52	3	97	9	68	1,783

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(695)	(7)	(959)	(45)	4	61	(47)	281	820

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$348	($4)	$241	$8	$7	$158	($38)	$424	$2,613

(1)	Mercury Basic Value V.I. Fund Class III declared dividends on net investment income during the period ended June 30, 2006. The amount received by the corresponding Variable Account in full dollars was $1.44.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	International Value		International Small-Cap	Diversified Research		Equity
	Variable Account		Variable Account	Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1), (2)	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$103	$4,137	$—	$—	$284	$7	$123
Realized gain (loss)	4,393	10,939	—	893	2,584	1,863	(3,012)
Change in unrealized appreciation (depreciation) on investments	15,041	4,189	(1,113)	1,697	501	(878)	5,920

Net Increase (Decrease) in Net Assets Resulting from Operations	19,537	19,265	(1,113)	2,590	3,369	992	3,031

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	11,726	24,292	262	8,096	8,605	2,104	6,331
Transfers between variable and fixed accounts, net	3,172	(7,144)	10,170	24	4,487	(5,983)	(1,982)
Transfers—policy charges and deductions	(7,301)	(14,126)	(102)	(2,295)	(4,216)	(1,720)	(3,708)
Transfers—surrenders	(5,588)	(10,422)	(56)	(1,242)	(2,621)	(808)	(2,735)
Transfers—other	(1,504)	(1,376)	(19)	(311)	(495)	(299)	(138)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	505	(8,776)	10,255	4,272	5,760	(6,706)	(2,232)

NET INCREASE (DECREASE) IN NET ASSETS	20,042	10,489	9,142	6,862	9,129	(5,714)	799

NET ASSETS
Beginning of Period/Year	222,780	212,291	—	66,555	57,426	49,777	48,978

End of Period/Year	$242,822	$222,780	$9,142	$73,417	$66,555	$44,063	$49,777

(1)	Unaudited.

(2)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	American Funds Growth-Income		American Funds Growth		Technology		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005 (2)	2006 (1)	2005 (2)	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4	$182	$3	$99	$—	$—	$828	$1,153
Realized gain (loss)	143	91	608	176	370	186	(124)	(312)
Change in unrealized appreciation (depreciation) on investments	229	853	(33)	2,778	114	1,840	(153)	(226)

Net Increase in Net Assets Resulting from Operations	376	1,126	578	3,053	484	2,026	551	615

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,217	1,874	2,698	2,404	970	1,449	3,024	6,093
Transfers between variable and fixed accounts, net	25,629	16,798	7,925	22,746	4,233	541	1,231	4,812
Transfers—policy charges and deductions	(1,190)	(834)	(1,261)	(1,109)	(592)	(936)	(1,504)	(2,784)
Transfers—surrenders	(380)	(364)	(430)	(472)	(299)	(686)	(748)	(1,812)
Transfers—other	(193)	(118)	(310)	(89)	(79)	93	(111)	(216)

Net Increase in Net Assets Derived from Policy Transactions	26,083	17,356	8,622	23,480	4,233	461	1,892	6,093

NET INCREASE IN NET ASSETS	26,459	18,482	9,200	26,533	4,717	2,487	2,443	6,708

NET ASSETS
Beginning of Period/Year	18,482	—	26,533	—	12,165	9,678	39,641	32,933

End of Period/Year	$44,941	$18,482	$35,733	$26,533	$16,882	$12,165	$42,084	$39,641

(1)	Unaudited.

(2)	Operations commenced on May 3, 2005.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Concentrated Growth		Diversified Bond	Growth LT		Focused 30
	Variable Account (1)		Variable Account	Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2), (3)	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$49	$1,015	$705	$16	$141
Realized gain (loss)	120	195	(1)	(13,373)	(45,336)	809	1,311
Change in unrealized appreciation (depreciation) on investments	(186)	(78)	(44)	12,347	65,423	845	1,384

Net Increase (Decrease) in Net Assets Resulting from Operations	(66)	117	4	(11)	20,792	1,670	2,836

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	393	828	175	15,488	32,609	1,080	1,373
Transfers between variable and fixed accounts, net	(76)	(216)	8,403	(6,085)	(16,520)	2,517	6,554
Transfers—policy charges and deductions	(275)	(562)	(100)	(11,066)	(23,308)	(691)	(1,008)
Transfers—surrenders	(80)	(184)	(60)	(7,377)	(17,286)	(236)	(356)
Transfers—other	2	(50)	(11)	(1,547)	(1,669)	(147)	(45)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(36)	(184)	8,407	(10,587)	(26,174)	2,523	6,518

NET INCREASE (DECREASE) IN NET ASSETS	(102)	(67)	8,411	(10,598)	(5,382)	4,193	9,354

NET ASSETS
Beginning of Period/Year	6,047	6,114	—	293,350	298,732	18,236	8,882

End of Period/Year	$5,945	$6,047	$8,411	$282,752	$293,350	$22,429	$18,236

(1)	Formerly named I-Net TollkeeperSMVariable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

(2)	Unaudited.

(3)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Health Sciences		Mid-Cap Value		Large-Cap Growth		Capital Opportunities
	Variable Account		Variable Account		Variable Account (1)		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$29	$896	$3	$194	$15	$112
Realized gain	1,120	1,122	17,367	22,708	104	2,176	94	1,740
Change in unrealized appreciation (depreciation) on investments	(1,478)	919	(11,878)	(9,682)	(5,550)	(1,566)	49	(1,746)

Net Increase (Decrease) in Net Assets Resulting from Operations	(358)	2,041	5,518	13,922	(5,443)	804	158	106

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	999	2,165	10,480	20,565	5,030	11,798	1,075	2,388
Transfers between variable and fixed accounts, net	569	1,197	1,592	(350)	3,982	(15,710)	(486)	(5,614)
Transfers—policy charges and deductions	(617)	(1,119)	(6,259)	(11,937)	(2,685)	(5,967)	(541)	(1,329)
Transfers—surrenders	(338)	(293)	(4,603)	(6,038)	(1,066)	(2,331)	(184)	(554)
Transfers—other	(83)	(189)	(998)	(11)	(251)	(740)	(75)	(325)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	530	1,761	212	2,229	5,010	(12,950)	(211)	(5,434)

NET INCREASE (DECREASE) IN NET ASSETS	172	3,802	5,730	16,151	(433)	(12,146)	(53)	(5,328)

NET ASSETS
Beginning of Period/Year	16,053	12,251	175,210	159,059	54,594	66,740	10,513	15,841

End of Period/Year	$16,225	$16,053	$180,940	$175,210	$54,161	$54,594	$10,460	$10,513

(1)	Formerly named Blue Chip Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$41	$983	$—	$7,151	$590	$1,339	$6	$87
Realized gain (loss)	9,538	1,860	(101)	(9,682)	8,332	8,672	2,616	1,041
Change in unrealized appreciation (depreciation) on investments	5,997	12,384	13,313	25,185	13,027	(132)	(1,033)	238

Net Increase in Net Assets Resulting from Operations	15,576	15,227	13,212	22,654	21,949	9,879	1,589	1,366

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,678	15,818	25,239	55,750	17,574	26,596	2,554	4,988
Transfers between variable and fixed accounts, net	(1,021)	29,109	(18,679)	(12,565)	(22,359)	(23,024)	(3,900)	4,271
Transfers—policy charges and deductions	(5,213)	(8,764)	(16,455)	(33,716)	(8,706)	(17,715)	(1,624)	(3,170)
Transfers—surrenders	(2,233)	(4,530)	(13,061)	(23,417)	(8,259)	(16,199)	(1,148)	(2,097)
Transfers—other	(880)	(777)	(2,161)	(2,807)	(522)	581	(232)	(184)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	331	30,856	(25,117)	(16,755)	(22,272)	(29,761)	(4,350)	3,808

NET INCREASE (DECREASE) IN NET ASSETS	15,907	46,083	(11,905)	5,899	(323)	(19,882)	(2,761)	5,174

NET ASSETS
Beginning of Period/Year	134,228	88,145	502,818	496,919	281,759	301,641	42,331	37,157

End of Period/Year	$150,135	$134,228	$490,913	$502,818	$281,436	$281,759	$39,570	$42,331

(1)	Formerly named Aggressive Equity Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2	$548	$—	$2,404	$4	$1,619	$162	$802
Realized gain (loss)	10,612	5,049	626	513	(1,601)	(7,080)	24,961	4,174
Change in unrealized appreciation (depreciation) on investments	(5,373)	(525)	(1,017)	1,128	6,549	14,048	(25,347)	22,805

Net Increase (Decrease) in Net Assets Resulting from Operations	5,241	5,072	(391)	4,045	4,952	8,587	(224)	27,781

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,283	5,738	5,357	9,305	7,399	16,178	4,811	7,557
Transfers between variable and fixed accounts, net	2,036	7,009	(1,906)	4,409	(9,071)	298	4,614	14,954
Transfers—policy charges and deductions	(1,579)	(2,758)	(3,378)	(7,160)	(5,440)	(10,999)	(3,188)	(4,829)
Transfers—surrenders	(968)	(1,085)	(3,219)	(7,033)	(5,526)	(8,466)	(2,287)	(3,448)
Transfers—other	(180)	(574)	(416)	(482)	(146)	(748)	(650)	(710)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,592	8,330	(3,562)	(961)	(12,784)	(3,737)	3,300	13,524

NET INCREASE (DECREASE) IN NET ASSETS	10,833	13,402	(3,953)	3,084	(7,832)	4,850	3,076	41,305

NET ASSETS
Beginning of Period/Year	45,901	32,499	108,337	105,253	152,529	147,679	97,790	56,485

End of Period/Year	$56,734	$45,901	$104,384	$108,337	$144,697	$152,529	$100,866	$97,790

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,559	$10,192	$2,540	$4,463	$4,199	$5,623	$2,591	$5,016
Realized gain (loss)	8	10,090	4,223	11,335	(9)	167	9	2,144
Change in unrealized depreciation on investments	(6,988)	(12,476)	(9,469)	(11,780)	(42)	(108)	(1,331)	(5,404)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,421)	7,806	(2,706)	4,018	4,148	5,682	1,269	1,756

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	23,734	27,105	11,504	16,380	76,429	163,791	3,394	7,924
Transfers between variable and fixed accounts, net	4,421	84,383	(814)	39,543	(11,318)	(190,006)	(7,130)	(5,636)
Transfers—policy charges and deductions	(8,757)	(17,229)	(4,877)	(9,623)	(10,784)	(23,590)	(2,357)	(4,861)
Transfers—surrenders	(6,748)	(10,134)	(3,619)	(17,596)	(7,444)	(27,334)	(1,866)	(3,696)
Transfers—other	(872)	(1,106)	(563)	(923)	(1,003)	(14,955)	(879)	(601)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,778	83,019	1,631	27,781	45,880	(92,094)	(8,838)	(6,870)

NET INCREASE (DECREASE) IN NET ASSETS	10,357	90,825	(1,075)	31,799	50,028	(86,412)	(7,569)	(5,114)

NET ASSETS
Beginning of Period/Year	315,930	225,105	154,399	122,600	187,233	273,645	72,879	77,993

End of Period/Year	$326,287	$315,930	$153,324	$154,399	$237,261	$187,233	$65,310	$72,879

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Large-Cap Value		Comstock		Mid-Cap Growth		Real Estate
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$61	$1,745	$4	$587	$—	$—	$463	$740
Realized gain	12,227	10,562	3,105	6,537	3,084	1,079	11,440	8,786
Change in unrealized appreciation (depreciation) on investments	(6,420)	(5,761)	(1,754)	(5,463)	(4,002)	3,191	1,312	3,635

Net Increase (Decrease) in Net Assets Resulting from Operations	5,868	6,546	1,355	1,661	(918)	4,270	13,215	13,161

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	8,589	19,733	3,952	6,092	2,446	3,727	5,474	10,067
Transfers between variable and fixed accounts, net	(1,997)	(16,878)	5,148	(9,977)	13,872	11,014	42	(1,592)
Transfers—policy charges and deductions	(5,334)	(10,996)	(1,611)	(3,079)	(1,581)	(2,108)	(3,245)	(5,952)
Transfers—surrenders	(2,803)	(5,150)	(792)	(1,434)	(795)	(1,102)	(1,767)	(3,480)
Transfers—other	(269)	(677)	(306)	1,454	136	556	(410)	(1,311)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,814)	(13,968)	6,391	(6,944)	14,078	12,087	94	(2,268)

NET INCREASE (DECREASE) IN NET ASSETS	4,054	(7,422)	7,746	(5,283)	13,160	16,357	13,309	10,893

NET ASSETS
Beginning of Period/Year	137,008	144,430	40,498	45,781	36,697	20,340	90,522	79,629

End of Period/Year	$141,062	$137,008	$48,244	$40,498	$49,857	$36,697	$103,831	$90,522

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	VN Small-Cap Value
	Variable Account		Variable Account I		Variable Account II		Variable Account III
	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005 (2)	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$10	$1	$1,056	$—	$119	$—	$—
Realized gain	82	138	3,670	5,293	887	1,698	2,050	6,973
Change in unrealized appreciation (depreciation) on investments	141	45	4,344	1,426	(484)	1,757	1,408	(2,375)

Net Increase in Net Assets Resulting from Operations	223	193	8,015	7,775	403	3,574	3,458	4,598

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	346	183	3,508	6,003	1,684	3,477	1,999	4,391
Transfers between variable and fixed accounts, net	1,433	2,180	1,139	16,142	2,083	(207)	1,098	(13,329)
Transfers—policy charges and deductions	(134)	(102)	(2,400)	(4,123)	(1,050)	(1,926)	(1,207)	(2,292)
Transfers—surrenders	(23)	(41)	(1,081)	(2,497)	(311)	(854)	(760)	(1,289)
Transfers—other	(34)	(1)	(500)	(414)	(97)	(1,113)	(281)	(562)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,588	2,219	666	15,111	2,309	(623)	849	(13,081)

NET INCREASE (DECREASE) IN NET ASSETS	1,811	2,412	8,681	22,886	2,712	2,951	4,307	(8,483)

NET ASSETS
Beginning of Period/Year	2,412	—	78,457	55,571	29,714	26,763	39,991	48,474

End of Period/Year	$4,223	$2,412	$87,138	$78,457	$32,426	$29,714	$44,298	$39,991

(1)	Unaudited.

(2)	Operations commenced on May 3, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

			Fidelity VIP Contrafund		Fidelity VIP Growth		Fidelity VIP Mid Cap
			Service Class 2		Service Class 2		Service Class 2
	Variable Account V		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005 (2)	2006 (1)	2005 (2)	2006 (1)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$109	$101	$—	$1	$—	$33	$—
Realized gain (loss)	1,239	2,646	942	628	2	4	1,167	(94)
Change in unrealized appreciation (depreciation) on investments	(1,283)	(1,521)	(695)	979	(7)	6	(959)	541

Net Increase (Decrease) in Net Assets Resulting from Operations	(44)	1,234	348	1,607	(4)	10	241	447

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	880	1,611	1,353	795	21	18	842	524
Transfers between variable and fixed accounts, net	2,597	7,357	(307)	17,862	93	246	(2,427)	13,871
Transfers—policy charges and deductions	(553)	(833)	(647)	(393)	(14)	(6)	(498)	(212)
Transfers—surrenders	(29)	(283)	(206)	(43)	—	—	(168)	(34)
Transfers—other	(228)	(101)	396	2,045	1	—	528	791

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,667	7,751	589	20,266	101	258	(1,723)	14,940

NET INCREASE (DECREASE) IN NET ASSETS	2,623	8,985	937	21,873	97	268	(1,482)	15,387

NET ASSETS
Beginning of Period/Year	18,102	9,117	21,873	—	268	—	15,387	—

End of Period/Year	$20,725	$18,102	$22,810	$21,873	$365	$268	$13,905	$15,387

(1)	Unaudited.

(2)	Operations commenced on February 15, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Fidelity VIP Value Strategies		Mercury Basic Value		Mercury Global Allocation		T. Rowe Price Blue Chip
	Service Class 2		V.I. Fund Class III		V.I. Fund Class III		Growth Portfolio - II
	Variable Account		Variable Account (1)		Variable Account (1)		Variable Account
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005 (3)	2006 (2)	2005 (3)	2006 (2)	2005 (3)	2006 (2)	2005 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1	$—	$—	$2	$—	$56	$—	$1
Realized gain (loss)	52	13	3	9	97	3	9	1
Change in unrealized appreciation (depreciation) on investments	(45)	9	4	(7)	61	100	(47)	28

Net Increase (Decrease) in Net Assets Resulting from Operations	8	22	7	4	158	159	(38)	30

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	72	16	45	15	240	104	120	77
Transfers between variable and fixed accounts, net	173	316	482	147	45	2,711	626	568
Transfers—policy charges and deductions	(15)	(10)	(13)	(5)	(82)	(55)	(42)	(23)
Transfers—surrenders	—	(9)	(5)	(18)	(58)	(10)	—	(1)
Transfers—other	(5)	(1)	(17)	—	(24)	(9)	(16)	—

Net Increase in Net Assets Derived from Policy Transactions	225	312	492	139	121	2,741	688	621

NET INCREASE IN NET ASSETS	233	334	499	143	279	2,900	650	651

NET ASSETS
Beginning of Period	334	—	143	—	2,900	—	651	—

End of Period	$567	$334	$642	$143	$3,179	$2,900	$1,301	$651

(1)	Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts were formerly named Merrill Lynch Basic Value V.I. Fund Class III and Merrill Lynch Global Allocation V.I. Fund Class III Variable Accounts, respectively.

(2)	Unaudited.

(3)	Operations commenced on February 15, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	T. Rowe Price Equity Income		Van Eck Worldwide Hard
	Portfolio - II		Assets Fund
	Variable Account		Variable Account
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005 (2)	2006 (1)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75	$74	$10	$—
Realized gain	68	351	1,783	177
Change in unrealized appreciation (depreciation) on investments	281	(154)	820	2,241

Net Increase in Net Assets Resulting from Operations	424	271	2,613	2,418

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	805	377	1,215	576
Transfers between variable and fixed accounts, net	4,031	8,770	19,518	9,647
Transfers—policy charges and deductions	(387)	(330)	(488)	(211)
Transfers—surrenders	(250)	(290)	(390)	(200)
Transfers—other	(57)	(877)	(108)	(32)

Net Increase in Net Assets Derived from Policy Transactions	4,142	7,650	19,747	9,780

NET INCREASE IN NET ASSETS	4,566	7,921	22,360	12,198

NET ASSETS
Beginning of Period	7,921	—	12,198	—

End of Period	$12,487	$7,921	$34,558	$12,198

(1)	Unaudited.

(2)	Operations commenced on February 15, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each period or year ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

	AUV	Number		Ratios of
	at	of	Total	Investment
	End	Units	Net	Income to
	of	Outstanding	Assets	Average Net	Total
For the Period or Year Ended	Period/Year	(in 000’s)	(in $000’s)	Assets (1)	Returns (2)

International Value
01/01/2006 - 06/30/2006 (Unaudited)	$28.34	8,569	$242,822	0.09%	8.78%
2005	26.05	8,552	222,780	1.97%	9.43%
2004	23.80	8,918	212,291	1.64%	16.42%
2003	20.45	8,874	181,446	1.78%	27.71%
2002	16.01	8,707	139,406	0.96%	(13.91%)
2001 (3)	18.60	9,154	170,229	1.02%	(22.30%)

International Small-Cap (4)
05/01/2006 - 06/30/2006 (Unaudited)	$8.95	1,022	$9,142	0.00%	(10.51%)

Diversified Research
01/01/2006 - 06/30/2006 (Unaudited)	$13.55	5,419	$73,417	0.00%	4.01%
2005	13.03	5,109	66,555	0.47%	5.24%
2004	12.38	4,639	57,426	0.63%	11.20%
2003	11.13	3,941	43,866	0.48%	32.63%
2002	8.39	1,570	13,175	0.29%	(24.19%)
2001 (3)	11.07	1,982	21,942	0.27%	(2.05%)

Equity
01/01/2006 - 06/30/2006 (Unaudited)	$12.65	3,483	$44,063	0.03%	1.95%
2005	12.41	4,012	49,777	0.26%	6.53%
2004	11.65	4,205	48,978	0.79%	5.14%
2003	11.08	4,520	50,077	0.38%	24.33%
2002	8.91	4,499	40,086	0.40%	(26.51%)
2001 (3)	12.12	4,380	53,102	0.05%	(20.84%)

American Funds Growth-Income
01/01/2006 - 06/30/2006 (Unaudited)	$11.40	3,942	$44,941	0.03%	3.76%
05/03/2005 - 12/31/2005	10.99	1,682	18,482	1.92%	9.88%

American Funds Growth
01/01/2006 - 06/30/2006 (Unaudited)	$12.27	2,913	$35,733	0.02%	2.24%
05/03/2005 - 12/31/2005	12.00	2,212	26,533	0.78%	19.96%

Technology
01/01/2006 - 06/30/2006 (Unaudited)	$6.35	2,656	$16,882	0.00%	5.92%
2005	6.00	2,027	12,165	0.00%	21.71%
2004	4.93	1,963	9,678	0.00%	3.67%
2003	4.76	1,902	9,046	0.00%	42.58%
2002	3.34	956	3,187	0.00%	(46.34%)
01/05/2001 - 12/31/2001 (3)	6.22	628	3,903	0.00%	(36.41%)

Short Duration Bond
01/01/2006 - 06/30/2006 (Unaudited)	$10.52	4,001	$42,084	4.01%	1.33%
2005	10.38	3,819	39,641	3.05%	1.57%
2004	10.22	3,223	32,933	2.57%	1.21%
05/01/2003 - 12/31/2003	10.10	1,732	17,489	2.67%	0.96%

Concentrated Growth (5)
01/01/2006 - 06/30/2006 (Unaudited)	$4.50	1,321	$5,945	0.00%	(0.96%)
2005	4.54	1,331	6,047	0.00%	2.34%
2004	4.44	1,377	6,114	0.00%	12.66%
2003	3.94	1,543	6,084	0.00%	43.22%
2002	2.75	1,139	3,135	0.00%	(38.62%)
2001 (3)	4.48	905	4,057	0.00%	(32.93%)

Diversified Bond (4)
05/01/2006 - 06/30/2006 (Unaudited)	$10.02	840	$8,411	3.91%	0.19%

Growth LT
01/01/2006 - 06/30/2006 (Unaudited)	$39.59	7,142	$282,752	0.70%	(0.09%)
2005	39.62	7,403	293,350	0.25%	7.68%
2004	36.80	8,118	298,732	0.00%	10.40%
2003	33.33	8,820	293,997	0.00%	33.98%
2002	24.88	9,178	228,344	0.99%	(28.97%)
2001 (3)	35.03	9,879	346,022	1.09%	(28.84%)

Focused 30
01/01/2006 - 06/30/2006 (Unaudited)	$11.03	2,033	$22,429	0.15%	9.49%
2005	10.08	1,810	18,236	1.06%	22.07%
2004	8.25	1,076	8,882	0.06%	14.85%
2003	7.19	734	5,276	0.00%	42.26%
2002	5.05	440	2,224	0.17%	(29.41%)
2001 (3)	7.16	264	1,890	0.07%	(13.24%)

Health Sciences
01/01/2006 - 06/30/2006 (Unaudited)	$11.90	1,364	$16,225	0.00%	(1.93%)
2005	12.13	1,323	16,053	0.00%	15.28%
2004	10.52	1,164	12,251	0.00%	7.54%
2003	9.79	1,003	9,819	0.00%	27.82%
2002	7.66	813	6,224	0.00%	(23.30%)
01/04/2001 - 12/31/2001 (3)	9.98	599	5,978	0.00%	1.04%

Mid-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$22.72	7,965	$180,940	0.03%	3.21%
2005	22.01	7,960	175,210	0.54%	8.87%
2004	20.22	7,867	159,059	0.42%	25.08%
2003	16.16	6,440	104,101	0.59%	29.10%
2002	12.52	5,156	64,559	0.43%	(14.46%)
2001 (3)	14.64	4,920	72,018	0.90%	13.93%

Large-Cap Growth (6)
01/01/2006 - 06/30/2006 (Unaudited)	$7.04	7,696	$54,161	0.01%	(9.24%)
2005	7.75	7,040	54,594	0.34%	2.94%
2004	7.53	8,860	66,740	0.73%	4.65%
2003	7.20	6,372	45,862	0.27%	25.36%
2002	5.74	4,934	28,332	0.14%	(25.94%)
01/04/2001 - 12/31/2001 (3)	7.75	2,812	21,799	0.12%	(21.39%)

Capital Opportunities
01/01/2006 - 06/30/2006 (Unaudited)	$8.44	1,239	$10,460	0.28%	1.56%
2005	8.31	1,265	10,513	0.88%	1.83%
2004	8.16	1,941	15,841	0.79%	12.69%
2003	7.24	1,720	12,457	0.45%	27.13%
2002	5.70	1,422	8,099	0.19%	(26.78%)
01/12/2001 - 12/31/2001 (3)	7.78	1,093	8,503	0.21%	(21.52%)

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV	Number		Ratios of
	at	of	Total	Investment
	End	Units	Net	Income to
	of	Outstanding	Assets	Average Net	Total
For the Period or Year Ended	Period/Year	(in 000’s)	(in $000’s)	Assets (1)	Returns (2)

International Large-Cap
01/01/2006 - 06/30/2006 (Unaudited)	$10.25	14,648	$150,135	0.06%	11.23%
2005	9.21	14,567	134,228	0.87%	12.70%
2004	8.18	10,780	88,145	1.08%	18.61%
2003	6.89	9,225	63,594	1.31%	30.52%
2002	5.28	6,711	35,449	0.95%	(17.63%)
2001 (3)	6.41	5,032	32,264	0.84%	(18.63%)

Equity Index
01/01/2006 - 06/30/2006 (Unaudited)	$48.01	10,225	$490,913	0.00%	2.58%
2005	46.80	10,744	502,818	1.46%	4.67%
2004	44.71	11,113	496,919	1.78%	10.58%
2003	40.43	11,037	446,273	1.59%	28.29%
2002	31.52	10,892	343,290	1.35%	(22.34%)
2001 (3)	40.58	10,509	426,521	1.07%	(11.18%)

Small-Cap Index
01/01/2006 - 06/30/2006 (Unaudited)	$17.66	15,940	$281,436	0.39%	8.00%
2005	16.35	17,236	281,759	0.49%	4.38%
2004	15.66	19,260	301,641	0.84%	17.76%
2003	13.30	5,554	73,866	0.71%	46.53%
2002	9.08	3,650	33,129	0.82%	(21.19%)
2001 (3)	11.52	3,112	35,837	1.12%	2.78%

Fasciano Small Equity (7)
01/01/2006 - 06/30/2006 (Unaudited)	$13.33	2,969	$39,570	0.03%	3.11%
2005	12.93	3,275	42,331	0.22%	2.66%
2004	12.59	2,951	37,157	0.66%	18.94%
2003	10.59	3,398	35,974	0.53%	33.14%
2002	7.95	3,189	25,356	0.00%	(25.09%)
2001 (3)	10.61	2,893	30,701	0.00%	(16.90%)

Small-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$19.95	2,844	$56,734	0.01%	11.16%
2005	17.95	2,558	45,901	1.37%	13.65%
2004	15.79	2,058	32,499	2.28%	24.41%
05/01/2003 -12/31/2003	12.69	971	12,323	1.76%	26.93%

Multi-Strategy
01/01/2006 - 06/30/2006 (Unaudited)	$44.53	2,344	$104,384	0.00%	(0.48%)
2005	44.75	2,421	108,337	2.24%	3.78%
2004	43.12	2,441	105,253	1.76%	9.81%
2003	39.26	2,453	96,327	1.47%	23.28%
2002	31.85	3,315	105,601	2.01%	(13.06%)
2001 (3)	36.64	4,275	156,631	2.50%	(0.79%)

Main Street Core (8)
01/01/2006 - 06/30/2006 (Unaudited)	$47.37	3,055	$144,697	0.01%	3.06%
2005	45.97	3,318	152,529	1.11%	5.99%
2004	43.37	3,405	147,679	1.32%	9.54%
2003	39.59	3,594	142,279	1.03%	26.96%
2002	31.19	3,693	115,176	0.70%	(28.40%)
2001 (3)	43.56	4,485	193,359	0.69%	(7.87%)

Emerging Markets
01/01/2006 - 06/30/2006 (Unaudited)	$19.79	5,096	$100,866	0.30%	(0.14%)
2005	19.82	4,934	97,790	1.09%	41.47%
2004	14.01	4,032	56,485	1.90%	34.62%
2003	10.41	3,597	37,434	1.20%	68.42%
2002	6.18	3,250	20,079	0.48%	(3.07%)
2001 (3)	6.37	3,267	20,822	0.16%	(9.32%)

Managed Bond
01/01/2006 - 06/30/2006 (Unaudited)	$37.04	8,809	$326,287	3.44%	(0.42%)
2005	37.19	8,494	315,930	3.40%	2.63%
2004	36.24	6,212	225,105	2.96%	5.38%
2003	34.39	6,314	217,153	4.29%	6.24%
2002	32.37	7,163	231,892	4.63%	10.93%
2001 (3)	29.18	7,088	206,826	5.14%	6.65%

Inflation Managed (9)
01/01/2006 - 06/30/2006 (Unaudited)	$37.22	4,119	$153,324	3.28%	(1.72%)
2005	37.88	4,076	154,399	3.00%	2.54%
2004	36.94	3,319	122,600	0.83%	8.90%
2003	33.92	3,042	103,178	0.08%	8.24%
2002	31.34	3,122	97,833	1.08%	15.45%
2001 (3)	27.14	1,562	42,395	3.63%	4.28%

Money Market
01/01/2006 - 06/30/2006 (Unaudited)	$21.23	11,177	$237,261	4.38%	2.16%
2005	20.78	9,011	187,233	2.74%	2.82%
2004	20.21	13,542	273,645	1.01%	1.01%
2003	20.01	13,893	277,927	0.80%	0.79%
2002	19.85	16,460	326,717	1.43%	1.42%
2001 (3)	19.57	11,633	227,674	3.70%	3.85%

High Yield Bond
01/01/2006 - 06/30/2006 (Unaudited)	$36.23	1,803	$65,310	7.30%	1.73%
2005	35.61	2,046	72,879	7.05%	2.37%
2004	34.79	2,242	77,993	7.12%	9.42%
2003	31.79	2,290	72,817	7.37%	20.29%
2002	26.43	2,075	54,855	8.67%	(3.00%)
2001 (3)	27.25	1,987	54,147	9.89%	1.17%

Large-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$14.92	9,453	$141,062	0.09%	4.65%
2005	14.26	9,609	137,008	1.29%	6.16%
2004	13.43	10,753	144,430	1.39%	9.93%
2003	12.22	8,834	107,947	1.31%	31.24%
2002	9.31	7,083	65,946	1.05%	(22.96%)
2001 (3)	12.08	6,199	74,915	0.91%	(3.04%)

Comstock (10)
01/01/2006 - 06/30/2006 (Unaudited)	$11.43	4,222	$48,244	0.02%	3.66%
2005	11.02	3,673	40,498	1.39%	4.36%
2004	10.56	4,334	45,781	1.88%	17.17%
2003	9.02	1,746	15,743	1.03%	31.38%
2002	6.86	557	3,822	0.10%	(22.15%)
2001 (3)	8.82	373	3,292	0.43%	(9.20%)

Mid-Cap Growth
01/01/2006 - 06/30/2006 (Unaudited)	$8.07	6,179	$49,857	0.00%	2.85%
2005	7.84	4,678	36,697	0.00%	17.90%
2004	6.65	3,057	20,340	0.00%	21.59%
2003	5.47	2,524	13,813	0.00%	30.39%
2002	4.20	1,540	6,465	0.00%	(47.03%)
01/04/2001 - 12/31/2001 (3)	7.92	751	5,948	0.00%	(19.83%)

Real Estate (11)
01/01/2006 - 06/30/2006 (Unaudited)	$36.38	2,854	$103,831	0.95%	14.70%
2005	31.72	2,854	90,522	0.89%	16.79%
2004	27.16	2,932	79,629	2.82%	37.62%
2003	19.74	2,444	48,227	3.26%	37.52%
2002	14.35	2,264	32,490	3.00%	(0.32%)
2001 (3)	14.40	1,471	21,181	3.71%	8.79%

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV	Number		Ratios of
	at	of	Total	Investment
	End	Units	Net	Income to
	of	Outstanding	Assets	Average Net	Total
For the Period or Year Ended	Period/Year	(in 000’s)	(in $000’s)	Assets (1)	Returns (2)

VN Small-Cap Value
01/01/2006 - 06/30/2006 (Unaudited)	$12.59	335	$4,223	0.00%	9.02%
05/03/2005 - 12/31/2005	11.55	209	2,412	0.86%	15.48%

I
01/01/2006 - 06/30/2006 (Unaudited) (12)	$30.33	2,873	$87,138	0.00%	10.19%
2005	27.53	2,850	78,457	1.57%	10.55%
2004	24.90	2,232	55,571	1.28%	24.00%
2003	20.08	1,976	39,679	1.27%	47.43%
2002	13.62	1,726	23,506	1.34%	(15.30%)
2001 (3)	16.08	1,504	24,187	5.06%	(12.77%)

II
01/01/2006 - 06/30/2006 (Unaudited)	$21.25	1,526	$32,426	0.00%	1.51%
2005	20.93	1,419	29,714	0.45%	13.92%
2004	18.38	1,456	26,763	0.30%	11.19%
2003	16.53	1,190	19,671	0.28%	34.58%
2002	12.28	887	10,894	0.27%	(26.52%)
2001 (3)	16.71	679	11,356	0.11%	(22.46%)

III
01/01/2006 - 06/30/2006 (Unaudited)	$31.75	1,395	$44,298	0.00%	8.50%
2005	29.26	1,367	39,991	0.00%	15.13%
2004	25.42	1,907	48,474	0.00%	9.33%
2003	23.25	1,680	39,059	0.00%	55.89%
2002	14.91	1,129	16,832	0.00%	(25.28%)
2001 (3)	19.96	999	19,940	0.00%	(0.36%)

V
01/01/2006 - 06/30/2006 (Unaudited)	$14.13	1,467	$20,725	0.00%	0.15%
2005	14.11	1,283	18,102	0.76%	7.81%
2004	13.09	697	9,117	0.81%	22.60%
2003	10.68	439	4,684	0.91%	29.65%
02/06/2002 - 12/31/2002	8.23	210	1,730	1.22%	(17.66%)

Fidelity VIP Contrafund Service Class 2
01/01/2006 - 06/30/2006 (Unaudited)	$11.94	1,910	$22,810	0.74%	3.91%
02/15/2005 - 12/31/2005	11.49	1,903	21,873	0.00%	14.94%

Fidelity VIP Growth Service Class 2
01/01/2006 - 06/30/2006 (Unaudited)	$10.64	34	$365	0.32%	(0.11%)
02/15/2005 - 12/31/2005	10.66	25	268	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
01/01/2006 - 06/30/2006 (Unaudited)	$12.37	1,124	$13,905	0.33%	6.66%
02/15/2005 - 12/31/2005	11.60	1,327	15,387	0.00%	15.99%

Fidelity VIP Value Strategies Services Class 2
01/01/2006 - 06/30/2006 (Unaudited)	$10.92	52	$567	0.65%	3.62%
02/15/2005 - 12/31/2005	10.54	32	334	0.00%	5.41%

Mercury Basic Value V.I. Fund Class III (12),(13)
01/01/2006 - 06/30/2006 (Unaudited)	$10.72	60	$642	0.00%	4.79%
02/15/2005 - 12/31/2005	10.23	14	143	2.48%	2.30%

Mercury Global Allocation V.I. Fund Class III (13)
01/01/2006 - 06/30/2006 (Unaudited)	$11.67	272	$3,179	0.00%	6.83%
02/15/2005 - 12/31/2005	10.93	265	2,900	7.00%	9.28%

T. Rowe Price Blue Chip Growth Portfolio — II
01/01/2006 - 06/30/2006 (Unaudited)	$10.58	123	$1,301	0.00%	(1.36%)
02/15/2005 - 12/31/2005	10.73	61	651	0.28%	7.30%

T. Rowe Price Equity Income Portfolio — II
01/01/2006 - 06/30/2006 (Unaudited)	$10.82	1,154	$12,487	1.40%	4.87%
02/15/2005 - 12/31/2005	10.32	768	7,921	1.94%	3.19%

Van Eck Worldwide Hard Assets Fund
01/01/2006 - 06/30/2006 (Unaudited)	$16.63	2,078	$34,558	0.08%	15.97%
02/15/2005 - 12/31/2005	14.34	850	12,198	0.00%	43.43%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/01, the last business day of the fiscal year for the Separate Account.

(4)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(5)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(6)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(8)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(9)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(10)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(11)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(12)	The Variable Account I and Mercury Basic Value V.I. Fund Class III Variable Account received investment income distributions during the period. The investment income ratios for these two Variable Accounts were less than 0.005%.

(13)	Prior to 05/01/2005, Mercury Basic Value V.I. Fund Class III Variable Account and Mercury Global Allocation V.I. Fund Class III Variable Account were named Merrill Lynch Basic Value V.I. Class III Fund Variable Account and Merrill Lynch Global Allocation V.I. Fund Class III Variable Accounts, respectively.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2006 is comprised of forty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., Fidelity® Variable Insurance Products Funds, FAM Variable Series Funds, Inc., T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (each, a “Fund” and collectively, the “Funds”) as follows:
Pacific Select Fund
International Value
International Small-Cap
Diversified Research
Equity
American Funds® Growth-Income
American Funds® Growth
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Equity Index
Small-Cap Index
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Large-Cap Value
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
M Fund, Inc.
Brandes International Equity
Turner Core Growth
Frontier Capital Appreciation
Business Opportunity Value
Fidelity Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2
Fidelity VIP Growth Service Class 2
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Value Strategies Service Class 2
FAM Variable Series Funds, Inc.
Mercury Basic Value V.I. Fund Class III
Mercury Global Allocation V.I. Fund Class III
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio — II
T. Rowe Price Equity Income Portfolio — II
Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets Fund
     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc. Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 1, 2006: the International Small-Cap and Diversified Bond Variable Accounts.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios, (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 1,006,002 outstanding accumulation units (valued at $10,233,550) of the Aggressive Growth Variable Account were exchanged for 1,187,650 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 732,657 outstanding accumulation units (valued at $8,957,429) of the Financial Services Variable Account were exchanged for 586,882 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 1,488,874 outstanding accumulation units (valued at $20,419,717) of the Equity Income Variable Account were substituted by 1,763,883 accumulation units with equal value of the American Funds Growth-Income Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2006, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
International Value	$11,488	$10,983
International Small-Cap (1)	10,255	—
Diversified Research	8,334	4,062
Equity	6,713	13,419
American Funds Growth-Income	26,610	527
American Funds Growth	11,894	3,272
Technology	5,726	1,493
Short Duration Bond	5,887	3,995
Concentrated Growth	614	650
Diversified Bond (1)	8,670	263
Growth LT	6,728	17,315
Focused 30	4,998	2,475
Health Sciences	2,368	1,838
Mid-Cap Value	10,309	10,097
Large-Cap Growth (2)	5,722	712
Capital Opportunities	620	831
International Large-Cap	13,765	13,434
Equity Index	9,054	34,171
Small-Cap Index	15,480	37,752
Fasciano Small Equity	2,539	6,889
Small-Cap Value	8,749	3,157
Multi-Strategy	4,547	8,109
Main Street Core	2,073	14,857
Emerging Markets	14,378	11,078
Managed Bond	27,548	15,770
Inflation Managed	14,679	13,048
Money Market	111,225	65,345
High Yield Bond	6,508	15,346
Large-Cap Value	12,717	14,531
Comstock	12,395	6,004
Mid-Cap Growth	24,183	10,105
Real Estate	6,432	6,338
VN Small-Cap Value	2,009	421
I	4,974	4,308
II	4,468	2,159
III	7,770	6,921
V	3,294	627
Fidelity VIP Contrafund Service Class 2	10,834	10,245
Fidelity VIP Growth Service Class 2	149	48
Fidelity VIP Mid Cap Service Class 2	8,138	9,861
Fidelity VIP Value Strategies Service Class 2	382	158
Mercury Basic Value V.I. Fund Class III	530	38
Mercury Global Allocation V.I. Fund Class III	1,552	1,431
T. Rowe Price Blue Chip Growth — II	777	89
T. Rowe Price Equity Income — II	4,825	683
Van Eck Worldwide Hard Assets	22,517	2,770

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	The Large-Cap Growth Variable Account was formerly named Blue Chip Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the periods or year ended June 30, 2006 and December 31, 2005 were as follows (amounts in thousands):

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Value	1,917	(1,900)	17	3,826	(4,192)	(366)
International Small-Cap (1)	1,069	(47)	1,022
Diversified Research	1,758	(1,448)	310	3,308	(2,838)	470
Equity	872	(1,401)	(529)	2,044	(2,237)	(193)
American Funds Growth-Income (2)	2,669	(409)	2,260	2,009	(327)	1,682
American Funds Growth (2)	1,468	(767)	701	2,661	(449)	2,212
Technology	1,741	(1,112)	629	1,647	(1,583)	64
Short Duration Bond	1,286	(1,104)	182	2,933	(2,337)	596
Concentrated Growth (3)	682	(692)	(10)	2,037	(2,083)	(46)
Diversified Bond (1)	899	(59)	840
Growth LT	1,214	(1,475)	(261)	2,958	(3,673)	(715)
Focused 30	1,733	(1,510)	223	2,191	(1,457)	734
Health Sciences	600	(559)	41	926	(767)	159
Mid-Cap Value	3,770	(3,765)	5	7,686	(7,593)	93
Large-Cap Growth (3)	1,818	(1,162)	656	3,850	(5,670)	(1,820)
Capital Opportunities	188	(214)	(26)	675	(1,351)	(676)
International Large-Cap	4,391	(4,310)	81	9,878	(6,091)	3,787
Equity Index	2,092	(2,611)	(519)	3,869	(4,238)	(369)
Small-Cap Index	3,802	(5,098)	(1,296)	12,586	(14,610)	(2,024)
Fasciano Small Equity (3)	689	(995)	(306)	1,931	(1,607)	324
Small-Cap Value	1,449	(1,163)	286	2,706	(2,206)	500
Multi-Strategy	501	(578)	(77)	980	(1,000)	(20)
Main Street Core	427	(690)	(263)	1,046	(1,133)	(87)
Emerging Markets	2,525	(2,363)	162	4,696	(3,794)	902
Managed Bond	4,048	(3,733)	315	10,308	(8,026)	2,282
Inflation Managed	1,214	(1,171)	43	2,559	(1,802)	757
Money Market	20,212	(18,046)	2,166	43,374	(47,905)	(4,531)
High Yield Bond	793	(1,036)	(243)	2,332	(2,528)	(196)
Large-Cap Value	2,721	(2,877)	(156)	7,739	(8,883)	(1,144)
Comstock	2,088	(1,539)	549	4,019	(4,680)	(661)
Mid-Cap Growth	4,952	(3,451)	1,501	3,826	(2,205)	1,621
Real Estate	998	(998)	—	2,323	(2,401)	(78)
VN Small-Cap Value (2)	203	(77)	126	289	(80)	209
I	763	(740)	23	1,970	(1,352)	618
II	429	(322)	107	799	(836)	(37)
III	397	(369)	28	910	(1,450)	(540)
V	345	(161)	184	1,190	(604)	586
Fidelity VIP Contrafund Service Class 2 (4)	1,465	(1,458)	7	3,316	(1,413)	1,903
Fidelity VIP Growth Service Class 2 (4)	14	(5)	9	29	(4)	25
Fidelity VIP Mid Cap Service Class 2 (4)	852	(1,055)	(203)	2,414	(1,087)	1,327
Fidelity VIP Value Strategies Service Class 2 (4)	37	(17)	20	75	(43)	32
Mercury Basic Value V.I. Fund Class III (3), (4)	51	(5)	46	22	(8)	14
Mercury Global Allocation V.I. Fund Class III (3), (4)	169	(162)	7	280	(15)	265
T. Rowe Price Blue Chip Growth — II (4)	76	(14)	62	71	(10)	61
T. Rowe Price Equity Income — II (4)	612	(226)	386	1,006	(238)	768
Van Eck Worldwide Hard Assets (4)	2,036	(808)	1,228	1,436	(586)	850

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 3, 2005.

(3)	The Concentrated Growth, Large-Cap Growth, Fasciano Small Equity, Mercury Basic Value V.I. Fund Class III, and Mercury Global Allocation V.I. Fund Class III Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip, Aggressive Equity, Merrill Lynch Basic Value V.I. Fund Class III, and Merrill Lynch Global Allocation V.I. Fund Class III Variable Accounts, respectively.

(4)	Operations commenced on February 15, 2005.

Semi-Annual Report
as of June 30, 2006

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
Newport Beach, California 92660

ADDRESS SERVICE REQUESTED

Form No. 15-17794-16